Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

a.	Israeli taxation:

1.	Industry Encouragement (Taxes) Law, 1969

The company has the status of an "industrial company" within the meaning of this law. In accordance with this status and by virtue of published regulations, the Company is entitled to claim a depreciation deduction at increased rates in respect of equipment used in industrial activity, as stipulated in regulations by virtue of the Adjustments Law. In addition, the Company is entitled to a reduction in respect of a patent or the right to utilize a patent or knowledge, used for the development or promotion of the plant, to deduct expenses for the issuance of shares listed on the stock exchange and to file a consolidated report under certain conditions.

2.	Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

3.	The Company has not received any final tax assessments since inception.

4.
The Company has net operating losses from prior tax periods which may be subjected to examination in future periods. As of December 31, 2022, the Company’s tax years until December 31, 2015 are subject to statutes of limitation in Israel.

5.	Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.
b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	The components of the net profit (loss) before the provision for income taxes were as follows:

	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Israel	1,293	(83,028)	(170,138)
Foreign	2,781	8,800	(31,279)

Total	4,074	(74,228)	(201,417)

d.	The provision for income taxes was as follows:

	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Current:
Israel	$16	$-	$-
Foreign	92	$795	$1,512

Total current income tax expense	108	$795	$1,512

Deferred:
Israel	-	-	-
Foreign	52	(90)	(7,524)

Total deferred income tax (benefit) expense	52	(90)	(7,524)

Total provision for income taxes	$160	$705	$(6,012)

e.	Reconciliation of the theoretical tax expenses:

A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year Ended December 31,
	2020	2021	2022
	(in thousands)
Theoretical income tax expense (benefit)	$937	$(17,072)	$(46,326)
Change in valuation allowance	(2,235)	26,822	43,134
Return to provision true ups	-	(2,490)	395
Foreign tax rate differentials	(150)	(76)	311
Shared Based Compensations non-deductible (taxable)	910	(8,148)	(929)
Non-deductible expenses	1,290	1,517	820
Tax rate change impact	-	-	(1,883)
Foreign exchange impact	(357)	273	874
State Taxes	-	63	(316)
Valuation allowance on acquisition balances	-	-	(3,482)
Other	(235)	(184)	1,390

Total	$160	$705	$(6,012)

f.	Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2021	2022
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards *)	30,129	75,766
Research and development expenses	4,327	9,186
Leasing liabilities	4,823	4,588
Accruals and reserves	351	848
Share-based compensation	1,371	7,758
Deferred IPO costs	-	346
R&D tax credits	-	351
Bad debt	-	157
Unrealized Losses from marketable securities	-	482
Gross deferred tax assets	41,001	99,482
Valuation allowance	(36,077)	(79,211)
Total deferred tax assets	4,924	20,271

Deferred tax liabilities:
Deferred contract acquisition costs	376	391
Leasing assets	4,548	4,570
Property and equipment	-	42
Intangibles		21,577
Other		78
Gross deferred tax liabilities	4,924	26,658

Deferred taxes assets (liabilities),net	-	(6,387)

*) Refer to note 10g.

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset the deferred tax assets at December 31, 2021 and 2022 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The net change in the total valuation allowance for the year ended December 31, 2022 was an increase of $43,134.

As of December 31, 2022, the Company had approximately $241,888 in net operating loss carryforwards in Israel that can be carried forward indefinitely.
g.	Uncertain tax position

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2021	2022
	(in thousands)

Beginning balance	-	19,389
Increases related to tax positions taken during the current year *)	19,389	34,281
Ending balance	19,389	53,670

*) As of December 31, 2022 unrecognized tax benefit in amount of $53.7 million was related to Net operating loss carryforwards for which the Company has recognized valuation allowance.